242 Trumbull Street
                                       Hartford, CT  06103-1205

                                       Anthony M. Magnoli
                                       Prospectus Unit
                                       Aeltus Investment Management, Inc.,  ALT5
                                       (860) 275-2184
                                       Fax  (860) 275-2084

May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

RE:  Aetna Variable Encore Fund
     File Nos. 2-53038, 811-2565
     Rule 497(j) Filing


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Prospectus and Statement of Additional Information of Aetna Variable Encore Fund (the "Fund") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Fund's Registration Statement on Form N-1A ("Amendment No. 43"), effective May 1, 1998. The text of Amendment No. 43 has been filed electronically (Accession No. 000950146-98-000695).

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2184.

Sincerely,

/s/ Anthony M. Magnoli

Anthony M. Magnoli